Offsetting Financial Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Offsetting [Abstract]
Derivatives, Gross Amounts of Recognized Liabilities	$ 1,265	$ 1,156
Derivatives, Gross Amounts Offset in the Consolidated Balance Sheet	0	0
Derivatives, Net Amounts of Liabilities Presented in the Consolidated Balance Sheet	1,265	1,156
Derivative, Collateral, Right to Reclaim Securities	3,696	2,606
Derivatives, Cash Collateral Pledged	0	0
Derivatives, Net Amount	$ (2,431)	(1,450)
Repurchase agreements, Gross Amounts of Recognized Liabilities		755
Repurchase agreements, Gross Amounts Offset in the Consolidated Balance Sheet		0
Repurchase agreements, Net Amounts of Liabilities Presented in the Consolidated Balance Sheet		755
Securities Sold under Agreements to Repurchase, Collateral, Right to Reclaim Securities		(755)
Repurchase agreements, Cash Collateral Pledged		0
Repurchase agreements, Net Amount		0
Total, Gross Amounts of Recognized Liabilities		1,911
Total, Gross Amounts Offset in the Consolidated Balance Sheet		0
Total, Net Amounts of Liabilities Presented in the Consolidated Balance Sheet		1,911
Total, Financial Instruments		(3,361)
Derivative Liability, Securities Sold under Agreements to Repurchase, Securities Loaned, Collateral, Right to Reclaim Cash		0
Total, Net Amount		$ (1,450)